Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (331,000)	$ (955,000)	$ (1,032,000)	$ 1,532,000
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from discontinued operations, net	213,000	131,000	1,076,000	156,000
Depreciation and amortization expense	262,000	224,000	935,000	873,000
Amortization of deferred finance costs	39,000	11,000	80,000	88,000
Stock-based compensation	1,013,000	1,565,000	5,151,000	4,810,000
Allowance for doubtful accounts	35,000	0	2,000	14,000
Amortization of note discount	155,000	78,000	575,000	715,000
Deferred income tax benefit	(340,000)	(494,000)	(1,031,000)	(1,189,000)
Tax benefit from vested stock grants and exercised options	(28,000)	0	(508,000)	0
Loss on extinguishment of debt	611,000	0	0	1,351,000
Gain on reduction of contingent obligations			(600,000)	(5,122,000)
Changes in operating assets and liabilities:
Accounts receivable	(1,277,000)	(152,000)	(103,000)	(127,000)
Inventory			(4,000)	0
Prepaid expenses and other assets	(175,000)	(108,000)	(42,000)	(10,000)
Accounts payable and accrued expenses	(483,000)	(164,000)	2,223,000	(170,000)
Deferred revenue	12,000	(114,000)	(235,000)	(211,000)
Other liabilities	(57,000)	(18,000)	119,000	(75,000)
Net cash provided by (used in) operating activities from continuing operations	(351,000)	4,000	6,606,000	2,635,000
Net cash used in operating activities from discontinued operations, net	(49,000)	(110,000)	(739,000)	(252,000)
Net cash used in operating activities	(400,000)	(106,000)	5,867,000	2,383,000
Cash flows used in investing activities
Cash consideration for asset acquisition of the H Halston Brands	(14,000)	0	(30,878,000)	0
Purchase of property and equipment	(27,000)	(112,000)	(246,000)	(218,000)
Advance deposit related to trademark acquisition	0	(168,000)
Increase in long-term security deposit			0	(87,000)
Net cash used in investing activities from continuing operations	(41,000)	(280,000)	(31,124,000)	(305,000)
Net cash used in investing activities from discontinued operations	0	(194,000)	(433,000)	(204,000)
Net cash used in investing activities	(41,000)	(474,000)	(31,557,000)	(509,000)
Cash flows provided by financing activities
Proceeds from term debt			19,000,000	13,000,000
Proceeds from issuance of Common Stock, net of direct costs			9,294,000	4,689,000
Proceeds from issuance on exercise of stock options			6,000	0
Shares repurchased on vesting of restricted stock	0	(63,000)	(978,000)	(622,000)
Tax benefit from vested stock grants and exercised options	28,000		508,000	0
Payment of contingent obligation	0	(315,000)	(315,000)	0
Payment of deferred finance costs	(10,000)	(35,000)	(505,000)	(217,000)
Payment of seller note			0	(1,500,000)
Prepayment fee on extinguishment of debt			0	(189,000)
Payment of long-term debt	(1,000,000)	0	(250,000)	(13,500,000)
Payment of installment obligations related to the acquisition of the Ripka Brand	(900,000)	0
Repayment of lease obligation			0	(3,000)
Net cash used in financing activities	(1,882,000)	(413,000)	26,760,000	1,658,000
Net decrease in cash and cash equivalents	(2,323,000)	(993,000)	1,070,000	3,532,000
Cash and cash equivalents, beginning of period	8,531,000	7,461,000	7,461,000	3,929,000
Cash and cash equivalents, end of period	6,208,000	6,468,000	8,531,000	7,461,000
Supplemental disclosure of non-cash activities:
Issuance of notes payable as partial consideration in the acquisition of the Ripka Brand (net of debt discount - see Note 7)			4,165,000	0
Issuance of common stock as payment for notes payable	2,400,000	0	2,286,000	0
Installment obligations in connection with the acquisition of the Ripka Brand			2,190,000	0
Contingent obligations relating to the acquisition of the Ripka Brand			3,784,000	0
Issuance of Common Stock and Warrants in connection with the acquisition of the H Halston Brands			9,611,000	0
Warrants issued in connection with licensing activities			0	2,000
Restructure of seller note			0	337,000
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	303,000	39,000	109,000	119,000
Cash paid during the period for interest	$ 222,000	$ 144,000	$ 653,000	$ 1,117,000